Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

June 15, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Premium Money Market Trust
(filing relates solely to Western Asset Premium Liquid Reserves)
(File Nos. 33-28844 and 811-5812)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 45 to the registration statement for the Trust (the “Amendment”) relating to its series Western Asset Premium Liquid Reserves (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to address the recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson